Form N-1A Supplement	Oct. 31, 2025
KraneShares Global Carbon Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated October 31, 2025 to the currently effective Summary Prospectus and Statutory Prospectus, as each may be supplemented or amended

This supplement provides new and additional information beyond that contained in each Fund’s currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”), dated August 1, 2025, and should be read in conjunction with each Fund’s Prospectus.

Each Fund currently tracks an underlying index. Each Fund is changing from tracking the “Total Return” version of its underlying index to the “Excess Return” version of its underlying index. This change does not alter each Fund's Principal Investment Strategies. Accordingly, effective November 3, 2025, the following changes will be made to the Funds' Prospectus:

KraneShares European Carbon Allowance Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated October 31, 2025 to the currently effective Summary Prospectus and Statutory Prospectus, as each may be supplemented or amended

This supplement provides new and additional information beyond that contained in each Fund’s currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”), dated August 1, 2025, and should be read in conjunction with each Fund’s Prospectus.

Each Fund currently tracks an underlying index. Each Fund is changing from tracking the “Total Return” version of its underlying index to the “Excess Return” version of its underlying index. This change does not alter each Fund's Principal Investment Strategies. Accordingly, effective November 3, 2025, the following changes will be made to the Funds' Prospectus:

KraneShares California Carbon Allowance Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated October 31, 2025 to the currently effective Summary Prospectus and Statutory Prospectus, as each may be supplemented or amended

This supplement provides new and additional information beyond that contained in each Fund’s currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”), dated August 1, 2025, and should be read in conjunction with each Fund’s Prospectus.

Each Fund currently tracks an underlying index. Each Fund is changing from tracking the “Total Return” version of its underlying index to the “Excess Return” version of its underlying index. This change does not alter each Fund's Principal Investment Strategies. Accordingly, effective November 3, 2025, the following changes will be made to the Funds' Prospectus: